Transamerica Large Core ESG

SCHEDULE OF INVESTMENTS
At July 31, 2024
(unaudited)

	Shares	Value
COMMON STOCKS - 98.2%
Air Freight & Logistics - 0.8%
United Parcel Service, Inc., Class B	11,647	$ 1,518,419
Automobiles - 0.4%
Tesla, Inc. (A)	3,447	799,945
Banks - 2.4%
Bank of America Corp.	35,565	1,433,625
JPMorgan Chase & Co.	14,796	3,148,589
		4,582,214
Beverages - 1.5%
PepsiCo, Inc.	17,059	2,945,578
Broadline Retail - 3.1%
Amazon.com, Inc. (A)	24,966	4,668,143
eBay, Inc.	23,451	1,304,110
		5,972,253
Building Products - 0.6%
Builders FirstSource, Inc. (A)	6,437	1,077,361
Capital Markets - 1.9%
Ameriprise Financial, Inc.	4,972	2,138,308
Moody's Corp.	3,257	1,486,755
		3,625,063
Chemicals - 1.7%
LyondellBasell Industries NV, Class A	15,302	1,521,937
PPG Industries, Inc.	14,836	1,883,875
		3,405,812
Commercial Services & Supplies - 1.1%
Cintas Corp.	149	113,827
Copart, Inc. (A)	18,425	964,180
Waste Management, Inc.	5,519	1,118,481
		2,196,488
Communications Equipment - 2.5%
Arista Networks, Inc. (A)	6,576	2,278,913
Cisco Systems, Inc.	52,097	2,524,100
		4,803,013
Consumer Finance - 1.5%
American Express Co.	8,353	2,113,643
Capital One Financial Corp.	5,198	786,977
		2,900,620
Consumer Staples Distribution & Retail - 0.5%
Costco Wholesale Corp.	157	129,054
Sysco Corp.	10,753	824,218
		953,272
Diversified Telecommunication Services - 1.0%
Verizon Communications, Inc.	48,736	1,974,783
Electric Utilities - 0.8%
Duke Energy Corp.	15,053	1,644,841
Electronic Equipment, Instruments & Components - 0.1%
TE Connectivity Ltd.	1,263	194,919
	Shares	Value
COMMON STOCKS (continued)
Energy Equipment & Services - 0.1%
Schlumberger NV	5,854	$ 282,690
Entertainment - 2.4%
Electronic Arts, Inc.	14,185	2,141,084
Walt Disney Co.	27,887	2,612,733
		4,753,817
Financial Services - 3.2%
Berkshire Hathaway, Inc., Class B (A)	832	364,832
Mastercard, Inc., Class A	4,964	2,301,856
Visa, Inc., Class A	13,286	3,529,692
		6,196,380
Food Products - 1.3%
General Mills, Inc.	24,643	1,654,531
Hershey Co.	4,719	931,908
		2,586,439
Ground Transportation - 1.3%
Union Pacific Corp.	10,089	2,489,259
Health Care Equipment & Supplies - 2.1%
Hologic, Inc. (A)	25,064	2,045,473
IDEXX Laboratories, Inc. (A)	1,554	739,890
ResMed, Inc.	6,475	1,380,794
		4,166,157
Health Care Providers & Services - 4.7%
Cardinal Health, Inc.	12,877	1,298,388
Cencora, Inc.	4,917	1,169,656
Centene Corp. (A)	30,280	2,329,138
Cigna Group	6,747	2,352,476
HCA Healthcare, Inc.	1,470	533,683
Labcorp Holdings, Inc.	3,496	753,178
McKesson Corp.	1,327	818,786
		9,255,305
Hotel & Resort REITs - 1.0%
Host Hotels & Resorts, Inc.	105,790	1,852,383
Hotels, Restaurants & Leisure - 1.5%
Booking Holdings, Inc.	609	2,262,441
Hilton Worldwide Holdings, Inc.	3,515	754,565
		3,017,006
Household Durables - 0.5%
D.R. Horton, Inc.	4,944	889,574
Household Products - 1.5%
Colgate-Palmolive Co.	12,327	1,222,715
Kimberly-Clark Corp.	683	92,239
Procter & Gamble Co.	9,813	1,577,538
		2,892,492
Industrial Conglomerates - 0.2%
3M Co.	2,962	377,803
Insurance - 3.8%
Arch Capital Group Ltd. (A)	7,057	675,920
Hartford Financial Services Group, Inc.	18,759	2,080,748
Transamerica Funds

Transamerica Large Core ESG

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Progressive Corp.	11,060	$ 2,368,167
Prudential Financial, Inc.	16,288	2,041,212
Travelers Cos., Inc.	1,465	317,085
		7,483,132
Interactive Media & Services - 4.7%
Alphabet, Inc., Class A	18,653	3,199,736
Alphabet, Inc., Class C	17,673	3,060,080
Meta Platforms, Inc., Class A	6,210	2,948,694
		9,208,510
IT Services - 0.6%
GoDaddy, Inc., Class A (A)	2,258	328,426
International Business Machines Corp.	4,458	856,560
		1,184,986
Life Sciences Tools & Services - 1.3%
Avantor, Inc. (A)	16,862	451,058
IQVIA Holdings, Inc. (A)	8,577	2,111,915
		2,562,973
Machinery - 3.2%
Caterpillar, Inc.	6,232	2,157,518
Cummins, Inc.	1,435	418,733
Illinois Tool Works, Inc.	8,729	2,158,507
Otis Worldwide Corp.	9,747	921,092
PACCAR, Inc.	4,929	486,295
		6,142,145
Media - 0.4%
Interpublic Group of Cos., Inc.	24,034	773,174
Metals & Mining - 0.9%
Nucor Corp.	10,272	1,673,720
Multi-Utilities - 0.5%
Consolidated Edison, Inc.	9,312	908,106
Oil, Gas & Consumable Fuels - 3.6%
Cheniere Energy, Inc.	4,978	909,182
Chevron Corp.	18,591	2,983,298
ConocoPhillips	21,896	2,434,835
EOG Resources, Inc.	5,275	668,870
		6,996,185
Pharmaceuticals - 3.9%
Bristol-Myers Squibb Co.	53,324	2,536,089
Jazz Pharmaceuticals PLC (A)	4,030	444,308
Johnson & Johnson	21,982	3,469,859
Merck & Co., Inc.	10,539	1,192,277
		7,642,533
Professional Services - 0.8%
Automatic Data Processing, Inc.	3,293	864,808
Leidos Holdings, Inc.	5,353	772,973
		1,637,781
Semiconductors & Semiconductor Equipment - 11.5%
Applied Materials, Inc.	9,898	2,100,356
Broadcom, Inc.	596	95,765
	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
KLA Corp.	2,248	$ 1,850,261
Lam Research Corp.	2,409	2,219,267
NVIDIA Corp.	116,608	13,645,468
QUALCOMM, Inc.	14,169	2,563,881
		22,474,998
Software - 11.7%
Adobe, Inc. (A)	3,344	1,844,718
DocuSign, Inc. (A)	13,430	745,096
Intuit, Inc.	1,983	1,283,695
Microsoft Corp.	33,023	13,815,172
Oracle Corp.	15,325	2,137,071
Palo Alto Networks, Inc. (A)	2,353	764,090
Salesforce, Inc.	8,260	2,137,688
		22,727,530
Specialized REITs - 0.3%
American Tower Corp.	2,396	528,078
Specialty Retail - 2.8%
Home Depot, Inc.	9,310	3,427,570
Lowe's Cos., Inc.	3,322	815,584
TJX Cos., Inc.	10,645	1,203,098
		5,446,252
Technology Hardware, Storage & Peripherals - 5.3%
Apple, Inc.	46,363	10,296,295
Textiles, Apparel & Luxury Goods - 1.5%
Crocs, Inc. (A)	2,047	275,055
Deckers Outdoor Corp. (A)	1,640	1,513,113
Lululemon Athletica, Inc. (A)	4,277	1,106,289
		2,894,457
Tobacco - 0.6%
Altria Group, Inc.	24,537	1,202,558
Trading Companies & Distributors - 1.1%
Ferguson PLC	4,347	967,859
United Rentals, Inc.	1,588	1,202,275
		2,170,134
Total Common Stocks (Cost $138,822,222)		191,307,433
EXCHANGE-TRADED FUND - 1.6%
U.S. Equity Fund - 1.6%
SPDR S&P 500 ETF Trust	5,707	3,143,473
Total Exchange-Traded Fund (Cost $2,826,915)		3,143,473
Transamerica Funds

Transamerica Large Core ESG

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 0.3%
Fixed Income Clearing Corp.,
2.50% (B), dated 07/31/2024, to be
repurchased at $676,190 on 08/01/2024.
Collateralized by a U.S. Government
Obligation, 5.00%, due 09/30/2025, and
with a value of $689,749.
$ 676,143	$ 676,143
Total Repurchase Agreement (Cost $676,143)	676,143
Total Investments (Cost $142,325,280)	195,127,049
Net Other Assets (Liabilities) - (0.1)%	(229,759)
Net Assets - 100.0%	$ 194,897,290
INVESTMENT VALUATION:

Valuation Inputs (C)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$191,307,433	$—	$—	$191,307,433
Exchange-Traded Fund	3,143,473	—	—	3,143,473
Repurchase Agreement	—	676,143	—	676,143
Total Investments	$194,450,906	$676,143	$—	$195,127,049
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)	Rate disclosed reflects the yield at July 31, 2024.
(C)
There were no transfers in or out of Level 3 during the period ended July 31, 2024. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
SPDR	Standard & Poor's Depositary Receipt
Transamerica Funds

Transamerica Large Core ESG

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2024
(unaudited)
INVESTMENT VALUATION
Transamerica Large Core ESG (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Transamerica Funds

Transamerica Large Core ESG

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Funds